Revenues (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenues	$ 14,321	$ 13,041	$ 12,037
Remaining performance obligation	94
Rail Freight [Member]
Disaggregation of Revenue [Line Items]
Revenues	13,548	12,293	11,326
Petroleum And Chemicals [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,660	2,208	2,174
Metals And Minerals [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,689	1,523	1,218
Forest Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,886	1,788	1,797
Coal [Member]
Disaggregation of Revenue [Line Items]
Revenues	661	535	434
Grain And Fertilizers [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,357	2,214	2,098
Intermodal [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,465	3,200	2,846
Automotive [Member]
Disaggregation of Revenue [Line Items]
Revenues	830	825	759
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 773	$ 748	$ 711